Share-based Payment Transactions - Major Assumptions used for the Calculation of Fair Value for Options (Detail)		12 Months Ended
	Aug. 17, 2011 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share price at date of grant		$ 1.175
Exercise price	$ 1.175	$ 1.175
Expected volatility		38.14%
Expected life		8
Risk free rate		2.00%